CONCENTRATONS AND CREDIT RISK	6 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATONS AND CREDIT RISK

NOTE 17 – CONCENTRATONS AND CREDIT RISK

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of December 31, 2021 and June 30, 2021, $468,036 and $1,118,118 of the Company’s cash and cash equivalents was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. In addition, the Company’s short-term investments deposited with PRC banks are also not insured.

As of December 31, 2021, three customers aggregately accounted for 44.0% of the Company’s total accounts receivable, with related party customer, Dogness Network accounted for 16.1%, and two third party customers accounted for 15.7% and 12.1% of the Company’s total accounts receivable, respectively. As of June 30, 2021, three customers aggregately accounted for 45.2% of the Company’s total accounts receivable, with related party customer, Dogness Network accounted for 17.7%, and two third party customers accounted for 14.5% and 13.0% of the Company’s total accounts receivable, respectively.

As of December 31, 2021 two suppliers aggregately accounted for 60.1% of the Company’s total accounts payable, with related party supplier, Linsun accounted for 50.0% and one third party supplier accounted for 10.1% of the Company’s total accounts payable. As of June 30, 2021, one related party supplier, Linsun, accounted for 29.2% of the Company’s total account payable.

For the six months ended December 31, 2021, sales to the customers outside of China accounted for 53.1% and 47.5% of the Company’s total revenue, respectively. For the six months ended December 31,2021, four customers accounted for 22.1%, 6.6% ,5.1% and 5.0% of the Company’s total revenue, respectively. For the six months ended December 31,2020, three customers accounted for 31.4%, 12.4% and 6.3% of the Company’s total revenue, respectively.

For the six months ended December 31, 2021, one related party suppliers accounted for 38.8% of the Company’s total raw materials purchases. For the six months ended December 31, 2020, two suppliers accounted for 26.1% of the Company’s total raw materials purchases, with related party supplier Linsun and a third-party supplier accounted for 15.6% and 10.5% of the Company’s total raw material purchases, respectively.